Allowance for Loan Losses, Loans by Credit Quality Indicator (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loan credit quality analysis review threshold	$ 500,000
Loans, gross carrying value / Loans by credit quality	201,367,383	$ 193,032,358
Guaranteed portion of loans	$ 49,729,247	$ 45,141,817
Financing Receivable, Aggregate Rate	100.00%	100.00%
Pass Credits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	$ 198,106,688	$ 189,254,318
Guaranteed portion of loans	$ 49,035,799	$ 43,042,598
Financing Receivable, Aggregate Rate	98.40%	98.00%
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	$ 3,260,695	$ 3,605,059
Guaranteed portion of loans	$ 693,448	$ 2,099,219
Financing Receivable, Aggregate Rate	1.60%	1.90%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	$ 0	$ 172,981
Guaranteed portion of loans	$ 0	$ 0
Financing Receivable, Aggregate Rate	0.00%	0.10%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	$ 0	$ 0
Guaranteed portion of loans	$ 0	$ 0
Financing Receivable, Aggregate Rate	0.00%	0.00%
Real Estate [Member] | Construction and Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	$ 9,669,380	$ 10,061,249
Guaranteed portion of loans	88,754	15,604
Real Estate [Member] | Construction and Land Development [Member] | Pass Credits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	9,669,380	10,061,249
Guaranteed portion of loans	88,754	15,604
Real Estate [Member] | Construction and Land Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Real Estate [Member] | Construction and Land Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Real Estate [Member] | Construction and Land Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Real Estate [Member] | Residential, 1-4 Families [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	43,830,689	41,824,806
Guaranteed portion of loans	642,150	584,842
Real Estate [Member] | Residential, 1-4 Families [Member] | Pass Credits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	43,240,136	41,009,963
Guaranteed portion of loans	433,306	306,212
Real Estate [Member] | Residential, 1-4 Families [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	590,553	641,862
Guaranteed portion of loans	208,844	278,630
Real Estate [Member] | Residential, 1-4 Families [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	172,981
Guaranteed portion of loans	0	0
Real Estate [Member] | Residential, 1-4 Families [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Real Estate [Member] | Nonfarm, Nonresidential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	82,595,636	74,275,793
Guaranteed portion of loans	36,610,890	29,914,244
Real Estate [Member] | Nonfarm, Nonresidential [Member] | Pass Credits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	81,511,272	72,657,724
Guaranteed portion of loans	36,250,939	29,082,499
Real Estate [Member] | Nonfarm, Nonresidential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	1,084,364	1,618,069
Guaranteed portion of loans	359,951	831,745
Real Estate [Member] | Nonfarm, Nonresidential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Real Estate [Member] | Nonfarm, Nonresidential [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan credit quality analysis review threshold	250,000
Loans, gross carrying value / Loans by credit quality	51,930,870	56,602,425
Guaranteed portion of loans	11,674,243	13,858,258
Commercial and Industrial [Member] | Pass Credits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	50,362,579	55,274,007
Guaranteed portion of loans	11,555,133	12,877,497
Commercial and Industrial [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	1,568,291	1,328,418
Guaranteed portion of loans	119,110	980,761
Commercial and Industrial [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Commercial and Industrial [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan credit quality analysis review threshold	100,000
Loans, gross carrying value / Loans by credit quality	4,532,179	4,997,023
Guaranteed portion of loans	0	0
Consumer [Member] | Pass Credits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	4,525,777	4,996,479
Guaranteed portion of loans	0	0
Consumer [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	6,402	544
Guaranteed portion of loans	0	0
Consumer [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Consumer [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loan credit quality analysis review threshold	100,000
Loans, gross carrying value / Loans by credit quality	8,808,629	5,271,062
Guaranteed portion of loans	713,210	768,869
Other [Member] | Pass Credits [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	8,797,544	5,254,896
Guaranteed portion of loans	707,667	760,786
Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	11,085	16,166
Guaranteed portion of loans	5,543	8,083
Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	0	0
Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, gross carrying value / Loans by credit quality	0	0
Guaranteed portion of loans	$ 0	$ 0